Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Floating Rate Fund (formerly DWS Floating Rate Plus Fund) (the “Fund”), a series of DWS Portfolio Trust (the “Trust”); (Reg. Nos. 002-13627 and 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement for the Fund and was filed electronically on September 28, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Matthew Wheeler, Esq., Vedder Price